RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 10, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 25,000
Expenses incurred and paid		$ 75,000	$ 75,000	$ 16,935	$ 300,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Proceeds held in trust account used to repay working capital loans		0			0
Loan conversion agreement warrant		$ 1,500,000			$ 1,500,000
Price of warrant		$ 10.00			$ 10.00
Related Party Loans | Working Capital Loans
RELATED PARTY TRANSACTIONS
Outstanding balance of related party note		$ 0		$ 0	$ 0